COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Future Rentals of Premises under Operating Leases) (Details) - Building [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Other Commitments [Line Items]
2019	$ 13,385
2020	11,735
2021	7,447
2022	5,456
Thereafter	17,807
Future minimum rentals	$ 55,830